REVERSE RECAPITALIZATION - Shares issued following consummation of business combination (Details) - shares		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2024	Mar. 31, 2026	Mar. 26, 2026	Mar. 25, 2026	Dec. 31, 2025	Jul. 11, 2024
REVERSE RECAPITALIZATION
Common Stock, Outstanding	660,127	909,165	5,312,911	5,312,911	169,968,082	4,789,230	121,837
Stock Redeemed or Called During Period, Shares	(114,551)	(114,551)
Common stock of MCAC		7,286
MCAC founder shares		71,875
Rights issued to shareholders		28,750
Shares purchased by investor		101,515
Business Combination and forward purchase agreement financing shares		209,425
Legacy ConnectM shares		450,702
Issuance of Representative Shares (in shares)		249,039